INCOME TAXES - Unrecognized Tax Benefits - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	$ 15,485	$ 0	$ 9,753
Increase - tax positions in prior periods	0	15,485	0
Settlements	0	0	(9,753)
Balance, end of year	$ 15,485	$ 15,485	$ 0